PRIVATE PLACEMENT (Details Narrative) - USD ($)	Nov. 23, 2021	Mar. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Warrants price per share	$ 11.50	$ 0.01	$ 0.01
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued, shares	7,796,842
Warrants price per share	$ 1.00
Proceeds from warrants gross	$ 7,796,842